Notes Payable (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Summary of Company Issued and Publicly Sold Unsecured Senior Notes
The Company issued and publicly sold unsecured senior notes, and the details of the tranches are shown below:

	Issue date	Principal amount (US$ million)	Mature date	Effective interest rate

2022 Ten-year Notes	November 28, 2012	750	November 28, 2022	3.59%
2019 Notes	June 9, 2014	1,000	June 9, 2019	3.00	% *
2020 Notes	June 30, 2015	750	June 30, 2020	3.13	% *
2025 Ten-year Notes	June 30, 2015	500	June 30, 2025	4.22%
2022 Five-year Notes	July 6, 2017	900	July 6, 2022	3.08%
2027 Notes	July 6, 2017	600	July 6, 2027	3.73%
2023 Notes	March 29, 2018	1,000	September 29, 2023	3.99%
2028 March Notes	March 29, 2018	500	March 29, 2028	4.50%
2024 Notes	November 14, 2018	600	May 14, 2024	4.51%
2024 Notes	December 10, 2018	250	May 14, 2024	4.54%
2028 November Notes	November 14, 2018	400	November 14, 2028	4.99%
2025 Five-year Notes	April 7, 2020	600	April 7, 2025	3.22%
2030 April Notes	April 7, 2020	400	April 7, 2030	3.54%
2026 Notes	October 9, 2020	650	April 9, 2026	1.81%
2030 October Notes	October 9, 2020	300	October 9, 2030	2.43%

*	The 2019 Notes and 2020 Notes were fully repaid when they became due

Principal Amount and Unamortized Discount and Debt Issuance Costs
The principal amount and unamortized discount and debt issuance costs as of December 31, 2019 and 2020 were as follows:

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
	(In millions)
Principal amount	43,519	48,638	7,454
Unamortized discount and debt issuance costs	(210)	(230)	(35)

	43,309	48,408	7,419

Long Term Loans Principal Repayments

The following table summarizes the aggregate required repayments of the principal amounts of the Company’s long-term debts (including the notes payable and loans payable (Note 12) but excluding convertible notes (Note 14)), in the succeeding five years and thereafter:

	RMB	US$
	(In millions)
For the years ending December 31,
2021	7,465	1,144
2022	10,766	1,650
2023	6,525	1,000
2024	5,546	850
2025	7,178	1,100
Thereafter	18,596	2,850